REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES
Schedule of sales to individual customers that exceeded 10% revenues from mining operations

	Year Ended December 31,
	2022	2021
Customer 1	$1,468,563	$1,127,187
Customer 2	1,159,679	858,983
Customer 3	948,686	733,177
Customer 4	760,648	586,196
Customer 5	645,088	—
Total sales to customers exceeding 10.0% of revenues from mining operations	$4,982,664	$3,305,543
Percentage of total revenues from mining operations	86.8%	85.4%

Schedule of total revenues from mining operations

	Year Ended December 31,
	2022	2021
Revenue from contracts with customers	$5,742,768	$3,867,430
Provisional pricing adjustments on concentrate sales	(1,606)	2,195
Total revenues from mining operations	$5,741,162	$3,869,625

Schedule of revenues from contracts with customers by metal

	Year Ended December 31,
	2022	2021
Revenues from contracts with customers:
Gold	$5,656,741	$3,760,664
Silver	54,944	69,876
Zinc	10,880	13,679
Copper	20,203	23,211
Total revenues from contracts with customers	$5,742,768	$3,867,430